Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2013
Summary of Derivative Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The Company's derivative instruments, as well as its nonderivative debt instruments designated and qualifying as hedging instruments, were classified as follows in the Company's Consolidated Balance Sheets:

	January 31, 2013			January 31, 2012
(Amounts in millions)	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments
Derivative instruments
Prepaid expenses and other	$29	$—	$—	$2	$—	$—
Other assets and deferred charges	31	223	327	181	316	91
Derivative asset subtotals	$60	$223	$327	$183	$316	$91

Accrued liabilities	$—	$—	$4	$—	$—	$—
Deferred income taxes and other	—	—	91	—	—	110
Derivative liability subtotals	$—	$—	$95	$—	$—	$110

Nonderivative hedging instruments
Long-term debt due within one year	$—	$818	$—	$—	$785	$—
Long-term debt	—	6,145	—	—	7,546	—
Nonderivative hedge liability subtotals	$—	$6,963	$—	$—	$8,331	$—